Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 19,162	$ 18,238
Less: accumulated depreciation	(11,303)	(10,038)
Property, plant and equipment, net	7,859	8,200
Building improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,582	6,457
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	6,608	6,163
Land [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,521	3,437
Office equipment, furniture and fixtures [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,965	1,764
Automobiles [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 486	$ 417